CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 1,952,554	$ 275,012	¥ (117,776)	¥ (6,108,533)
Adjustments to reconcile net (loss)/income to net cash (used for)/provided by operating activities
Depreciation of fixed assets	275,155	38,755	337,423	400,241
Amortization of intangible assets	179,380	25,265	177,019	162,182
Amortization of licensed copyrights	7,087,769	998,291	7,780,928	10,082,541
Amortization and impairment of produced content	6,548,911	922,395	5,359,648	6,121,035
(Reversal)/provision of credit losses	30,225	4,257	25,855	(45,228)
Unrealized foreign exchange loss	28,025	3,947	107,595	15,534
Gain on disposal of fixed assets	(16,361)	(2,304)	(34,901)	(25,611)
Gain on disposal of subsidiaries or business	(89,571)	(12,616)	(367,717)	(44,861)
Accretion on convertible senior notes and others	331,967	46,757	146,079	618,393
Barter transaction revenue	(417,630)	(58,822)	(876,109)	(1,243,562)
Share-based compensation	636,732	89,682	811,441	1,219,163
Share of losses from equity method investments	51,249	7,218	213,409	446,323
Fair value change and impairment of long-term investments	340,042	47,894	823,806	82,447
Deferred income tax expense/(benefit)	(1,008)	(142)	30,056	18,535
Other non-cash (income)/expenses	(227,353)	(32,022)	5,888	(64,208)
Changes in operating assets and liabilities
Accounts receivable	193,305	27,226	312,776	644,924
Amounts due from related parties	(280,042)	(39,443)	49,434	(56,029)
Licensed copyrights	(6,381,628)	(898,834)	(6,143,075)	(9,731,462)
Produced content	(6,901,691)	(972,083)	(7,387,666)	(10,491,647)
Prepayments and other assets	(34,876)	(4,912)	222,399	96,000
Accounts payable	(288,128)	(40,582)	(2,911,022)	1,438,676
Amounts due to related parties	37,841	5,330	204,774	658,173
Customer advances and deferred revenue	141,098	19,873	750,799	39,592
Accrued expenses and other liabilities	173,550	24,444	(615,479)	(216,064)
Other non-current liabilities	(17,915)	(2,523)	1,023,847	31,599
Net cash (used for)/provided by operating activities	3,351,600	472,063	(70,569)	(5,951,847)
Cash flows from investing activities:
Acquisition of fixed assets	(36,971)	(5,207)	(174,263)	(261,536)
Acquisition of intangible assets	(67,937)	(9,569)	(95,506)	(139,199)
Purchase of long-term investments	(178,522)	(25,144)	(78,273)	(386,383)
Proceeds from disposal of long-term investments	109,791	15,464	20,145	0
Film investments made as passive investor	(17,600)	(2,479)	(59,650)	(21,850)
Proceeds from film investments as passive investor	20,689	2,914	30,200	3,600
Loans provided to related parties	(1,472,600)	(207,411)	0	(1,000)
Loans provided to third parties	0	0		(813,000)
Repayment of loans provided to related parties	0	0	0	1,000
Repayment of loans provided to third parties	0	0	3,182	813,030
Purchases of held-to-maturity debt securities	0	0	(727,943)	(6,419,905)
Maturities of held-to-maturity debt securities	0	0	769,766	8,518,768
Purchases of available-for-sale debt securities	(1,890,450)	(266,264)	(3,731,634)	(13,555,195)
Maturities of available-for-sale debt securities	1,769,297	249,200	4,260,759	13,468,301
Other investing activities	24,788	3,491	49,197	55,719
Net cash provided by/(used for) investing activities	(1,739,515)	(245,005)	265,980	1,262,350
Cash flows from financing activities:
Repayments from loans from related parties	(650,000)	(91,551)	0	0
Proceeds from short-term loans	4,633,238	652,578	4,277,653	4,437,033
Repayments of short-term loans	(4,412,667)	(621,511)	(5,033,931)	(3,296,979)
Proceeds from long-term loans	99,990	14,083	0	0
Repayments of long-term loans and borrowings from third party investors	0	0	0	(880,861)
Proceeds from issuance of convertible senior notes, net of issuance costs	4,415,401	621,896	3,448,551	632,369
Repayments or redemption of convertible senior notes	(11,735,964)	(1,652,976)	0	(4,751,022)
Proceeds from issuance of subsidiaries' shares	0	0	1,000	268,457
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs	3,391,277	477,651	0	500,380
Proceeds from issuance of ordinary shares to third parties upon private placement	0	0	1,172,732	0
Proceeds from issuance of Class B ordinary shares to Baidu upon private placement	0	0	634,470	0
Proceeds from exercise of share options	69,844	9,837	51,850	180,002
Finance lease payments	(27,666)	(3,897)	(38,132)	(14,473)
Dividends paid to noncontrolling interest shareholders	(44,525)	(6,271)	(64,240)	(27,827)
Other financing activities	(24,000)	(3,380)	18,910	(6,534)
Net cash (used for)/provided by financing activities	(4,285,072)	(603,541)	4,468,863	(2,959,455)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	92,039	12,964	122,418	(216,696)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(2,580,948)	(363,519)	4,786,692	(7,865,648)
Cash, cash equivalents and restricted cash at the beginning of the year	7,861,556	1,107,277	3,074,864	10,940,512
Cash, cash equivalents and restricted cash at the end of the year	5,280,608	743,758	7,861,556	3,074,864
Supplemental disclosures of cash flow information:
Cash paid for interest	784,242	110,458	524,484	670,916
Cash paid for income taxes	34,719	4,890	56,153	108,436
Acquisition of fixed assets included in accounts payable	6,869	967	3,751	68,110
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	4,434,525	$ 624,590	7,097,938	2,997,212
Restricted cash	6,120		13,618	77,652
Long-term restricted cash	839,963		750,000	0
Total cash and cash equivalents and restricted cash shown in the statements of cash flows	¥ 5,280,608		¥ 7,861,556	¥ 3,074,864